Jan. 31, 2018

Important Notice Regarding Change in ETF Name,

Index and Related Matters

SPDR® Index Shares Funds

Supplement dated July 20, 2018 to the Prospectus, Summary Prospectuses and

Statement of Additional Information (“SAI”)

each dated January 31, 2018

SPDR MSCI Canada StrategicFactorsSM ETF

SPDR MSCI Germany StrategicFactorsSM ETF

SPDR MSCI Japan StrategicFactorsSM ETF

SPDR MSCI United Kingdom StrategicFactorsSM ETF

(each, a “Fund” and collectively, the “Funds”)

Effective September 18, 2018 (the “Effective Date”), each Fund’s name, ticker symbol, benchmark index and principal investment strategy will change. Accordingly, as of the Effective Date:

1.	All references to each Fund’s name, ticker symbol and benchmark index in the Prospectus, corresponding Summary Prospectus and SAI (except for the benchmark index in the respective Average Annual Total Return Table in the Prospectus and corresponding Summary Prospectus) are deleted and replaced as follows:

Current		New
ETF Name (Ticker)	Benchmark Index	ETF Name (Ticker)	Benchmark Index
SPDR MSCI Canada StrategicFactorsSM ETF (QCAN)	MSCI Canada Factor Mix A-Series Capped Index	SPDR Solactive Canada ETF (ZCAN)	Solactive GBS Canada Large & Mid Cap Index
SPDR MSCI Germany StrategicFactorsSM ETF (QDEU)	MSCI Germany Factor Mix A-Series Capped Index	SPDR Solactive Germany ETF (ZDEU)	Solactive GBS Germany Large & Mid Cap Index
SPDR MSCI Japan StrategicFactorsSM ETF (QJPN)	MSCI Japan Factor Mix A-Series Capped Index	SPDR Solactive Japan ETF (ZJPN)	Solactive GBS Japan Large & Mid Cap Index
SPDR MSCI United Kingdom StrategicFactorsSM ETF (QGBR)	MSCI UK Factor Mix A-Series Capped Index	SPDR Solactive United Kingdom ETF (ZGBR)	Solactive GBS United Kingdom Large & Mid Cap Index

2.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI Canada StrategicFactors ETF beginning on page 19 of the Prospectus and page 1 of its Summary Prospectus are replaced with the following:

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Canada. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts (“REITs”) and depositary receipts. To be eligible for inclusion in the Index, new (current) components must meet the following criteria as of the rebalancing reference date: (i) be listed on an exchange in a developed country; (ii) have a minimum one- and six-month average daily trading value of $1,000,000 ($750,000); (iii) have a minimum trading volume of 100,000 (75,000) shares over the preceding one-month period and 600,000 (450,000) shares over the preceding six-month period; (iv) have a free float percentage of at least 10% (7.5%); and (v) have no more than 10 non-trading days over the preceding six-month period. Initial public offerings (“IPOs”) are eligible for inclusion in the Index Universe, subject to similar criteria. Eligible securities are assigned to a country based on country of primary listing, incorporation and domicile. All securities assigned to Canada are then ranked by issuer market capitalization and the securities of approximately 85% of the largest issuers are included in the Index. The Index is rebalanced semi-annually on the first Wednesday in May and November. In addition, IPOs may be included on the first Wednesday in February and August. The rebalancing reference date is 20 business days prior to the rebalancing date. As of April 30, 2018, a significant portion of the Index comprised companies in the financial sector, although this may change from time to time. As of April 30, 2018, the Index comprised 97 securities.

The Index is sponsored by Solactive AG (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

3.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI Germany StrategicFactors ETF beginning on page 25 of the Prospectus and page 1 of its Summary Prospectus are replaced with the following:

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Germany. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts (“REITs”) and depositary receipts. To be eligible for inclusion in the Index, new (current) components must meet the following criteria as of the rebalancing reference date: (i) be listed on an exchange in a developed country; (ii) have a minimum one- and six-month average daily trading value of $1,000,000 ($750,000); (iii) have a minimum trading volume of 100,000 (75,000) shares over the preceding one-month period and 600,000 (450,000) shares over the preceding six-month period; (iv) have a free float percentage of at least 10% (7.5%); and (v) have no more than 10 non-trading days over the preceding six-month period. Initial public offerings (“IPOs”) are eligible for inclusion in the Index Universe, subject to similar criteria. Eligible securities are assigned to a country based on country of primary listing, incorporation and domicile. All securities assigned to Germany are then ranked by issuer market capitalization and the securities of approximately 85% of the largest issuers are included in the Index. The Index is rebalanced semi-annually on the first Wednesday in May and November. In addition, IPOs may be included on the first Wednesday in February and August. The rebalancing reference date is 20 business days prior to the rebalancing date. As of April 30, 2018, a significant portion of the Index comprised companies in the consumer discretionary and financial sectors, although this may change from time to time. As of April 30, 2018, the Index comprised 47 securities.

The Index is sponsored by Solactive AG (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

4.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI Japan StrategicFactors ETF beginning on page 31 of the Prospectus and page 1 of its Summary Prospectus are replaced with the following:

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in Japan. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts (“REITs”) and depositary receipts. To be eligible for inclusion in the Index, new (current) components must meet the following criteria as of the rebalancing reference date: (i) be listed on an exchange in a developed country; (ii) have a minimum one- and six-month average daily trading value of $1,000,000 ($750,000); (iii) have a minimum trading volume of 100,000 (75,000) shares over the preceding one-month period and 600,000 (450,000) shares over the preceding six-month period; (iv) have a free float percentage of at least 10% (7.5%); and (v) have no more than 10 non-trading days over the preceding six-month period. Initial public offerings (“IPOs”) are eligible for inclusion in the Index Universe, subject to similar criteria. Eligible securities are assigned to a country based on country of primary listing, incorporation and domicile. All securities assigned to Japan are then ranked by issuer market capitalization and the securities of approximately 85% of the largest issuers are included in the Index. The Index is rebalanced semi-annually on the first Wednesday in May and November. In addition, IPOs may be included on the first Wednesday in February and August. The rebalancing reference date is 20 business days prior to the rebalancing date. As of April 30, 2018, a significant portion of the Index comprised companies in the industrial and consumer discretionary sectors, although this may change from time to time. As of April 30, 2018, the Index comprised 337 securities.

The Index is sponsored by Solactive AG (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

5.	The third and fourth paragraphs in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section for the SPDR MSCI United Kingdom StrategicFactors ETF beginning on page 37 of the Prospectus and page 1 of its Summary Prospectus are replaced with the following:

The Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of large- and mid-cap companies in the United Kingdom. Securities eligible for inclusion in the Index include common stock, preferred stock, real estate investment trusts (“REITs”) and depositary receipts. To be eligible for inclusion in the Index, new (current) components must meet the following criteria as of the rebalancing reference date: (i) be listed on an exchange in a developed country; (ii) have a minimum one- and six-month average daily trading value of $1,000,000 ($750,000); (iii) have a minimum trading volume of 100,000 (75,000) shares over the preceding one-month period and 600,000 (450,000) shares over the preceding six-month period; (iv) have a free float percentage of at least 10% (7.5%); and (v) have no more than 10 non-trading days over the preceding six-month period. Initial public offerings (“IPOs”) are eligible for inclusion in the Index Universe, subject to similar criteria. Eligible securities are assigned to a country based on country of primary listing, incorporation and domicile. All securities assigned to the United Kingdom are then ranked by issuer market capitalization and the securities of approximately 85% of the largest issuers are included in the Index. The Index is rebalanced semi-annually on the first Wednesday in May and November. In addition, IPOs may be included on the first Wednesday in February and August. The rebalancing reference date is 20 business days prior to the rebalancing date. As of April 30, 2018, a significant portion of the Index comprised companies in the financial sector, energy and consumer staples sectors, although this may change from time to time. As of April 30, 2018, the Index comprised 109 securities.

The Index is sponsored by Solactive AG (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.

6.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section in the Prospectus and Summary Prospectus for each Fund is updated to remove “Low Volatility Risk,” “Quality Risk” and “Value Stock Risk” as principal risks of each Fund, and add the following principal risks:

Preferred Securities Risk: Generally, preferred security holders have no or limited voting rights with respect to the issuing company. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Dividend payments on a preferred security typically must be declared by the issuer’s board of directors. In the event an issuer of preferred securities experiences economic difficulties, the issuer’s preferred securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. Further, because many preferred securities pay dividends at a fixed rate, their market price can be sensitive to changes in interest rates in a manner similar to bonds — that is, as interest rates rise, the value of the preferred securities held by the Fund are likely to decline. In addition, because many preferred securities allow holders to convert the preferred securities into common stock of the issuer, their market price can be sensitive to changes in the value of the issuer’s common stock and, therefore, declining common stock values may also cause the value of the Fund’s investments to decline. Preferred securities often have call features which allow the issuer to redeem the security at its discretion. The redemption of a preferred security having a higher than average yield may cause a decrease in the Fund’s yield.

REIT Risk: REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable regulatory treatment.

7.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for the SPDR MSCI Germany StrategicFactors ETF beginning on page 26 of the Prospectus and page 2 of its Summary Prospectus is updated to remove “Industrial Sector Risk” and add the following principal risk:

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

8.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for the SPDR MSCI United Kingdom StrategicFactors ETF beginning on page 38 of the Prospectus and page 2 of its Summary Prospectus is updated to add the following principal risk:

Energy Sector Risk: Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.